Pay vs Performance Disclosure		12 Months Ended
		Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares	Jan. 02, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Set forth below are certain disclosures related to executive compensation and company performance using selected financial performance measures required by Item 402(v) of Regulation S-K. The table below discloses: (i) the total compensation paid (as reported in the Summary Compensation Table (“SCT”)) and the compensation actually paid (“CAP”) to the individuals who served as the Company’s CEO; (ii) the average of the total compensation paid (as reported in the SCT) and the average CAP to the individuals who served as non-CEO NEOs; (iii) the cumulative total shareholder return of the Company and peer group cumulative total shareholder return; (iv) net income; (v) Adjusted EBITDA, and (vi) Adjusted EPS. CAP is calculated in the manner required by Item 402(v) of Regulation S-K.

Please refer to the Compensation Discussion and Analysis for a discussion of the Company’s executive compensation policies and programs and an explanation of the Company’s executive compensation review process.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)(2)(7)		Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(7)		Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (in Thousands)	Adjusted EBITDA (in thousands)(6)	Adjusted EPS (per share)(6)
2024	$7,525,481	$10,011,061		$2,787,733	$3,714,051		$123.68	$178.16	$428,433	$866,295	$9.49
2023	$8,434,879	$12,211,462		$3,199,021	$4,196,866		$134.38	$161.25	$400,882	$900,394	$9.70
2022	$9,402,045	$7,174,921		$3,353,429	$2,801,501		$122.26	$126.65	$436,569	$853,408	$9.10
2021	$9,406,995	$15,006,040		$3,580,324	$4,894,970		$179.66	$146.22	$488,492	$712,574	$7.94
2020	$5,345,193	$5,864,185	(4)(5)	$1,219,490	$1,387,825	(4)(5)	$117.71	$116.37	$207,294	$483,893	$4.96
(1)	The “Compensation Actually Paid” amounts in these columns are calculated in the manner required by Item 402(v) of Regulation S-K. However, they do not represent the actual amount of compensation the Company considers to be earned by or paid to the NEOs during the applicable year. In particular, with respect to long-term equity incentive awards, “compensation actually paid” does not represent amounts actually paid to the NEO or necessarily the value that will ultimately be realized under long-term equity incentive awards. Rather, it primarily reflects the change in fair market value of equity awards during the applicable year, including for unvested awards subject to the achievement of performance targets in future years. Given the methodology under which CAP is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility and varying levels of projected and actual achievement with respect to PSU awards.
(2)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to the CEO and average CAP to the non-CEO NEOs:

	2024
Adjustments	CEO	Average of Non-CEO NEOs
Total Compensation from SCT	$7,525,481	$2,787,733
Less, Change in Pension Value reported in SCT	$—	$—
Plus, service cost	$—	$—
Plus, prior service cost for plan amendment or new plan	$—	$—
Less, value of Stock Awards and Option Awards reported in SCT	$(6,343,205)	$(2,129,012)
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	$6,259,471	$2,100,907
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	$(1,100,928)	$(342,819)
Plus, change in year-end fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	$3,670,241	$1,297,241
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	$—	$—
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	$—	$—
Compensation Actually Paid	$10,011,061	$3,714,051

(3)	The peer group used in this Pay Versus Performance table is the Peer Group the Compensation Committee confirmed was appropriate as a reference for 2024 pay determinations, as further described in the Compensation Discussion & Analysis. The peer group used in this Pay Versus Performance table changed as compared with the peer group used last year in the Pay Versus Performance table. A detailed list of the peer group used in this Pay Versus Performance table is set forth in “Compensation Discussion and Analysis – Parties Involved in Compensation Decisions” on page 32. The peer group consists of AMETEK, Inc., Carlisle Companies Incorporated, Crane Co., Dover Corporation, Flowserve Corporation, Graco Inc. Helen of Troy Limited, Hubbell Incorporated, IDEX Corporation, Ingersoll Rand Inc., ITT Inc., John Bean Technologies Corporation, Lincoln Electric Holdings, Inc., Nordson Corporation, Pentair plc, Regal Rexnord Corporation, Rockwell Automation, Inc., Snap-on Incorporated, The Timken Company, Woodward, Inc. and Xylem Inc. The peer group used in this Pay Versus Performance table added Dover Corporation and Regal Rexnord Corporation, as compared to the peer group used in the peer group used last year in the Pay Versus Performance table. The peer group TSR would have been $117.71, $179.66, $122.26, $134.38, and $123.68 for each of 2020, 2021, 2022, 2023, and 2024, respectively, had the 2023 CD&A peer group remained the same for 2024.
(4)	Amounts earned by our NEOs as annual cash-based incentive compensation for fiscal year 2019 were paid in shares of Middleby common stock to conserve cash as part of the Company’s strategic plan to respond to the initial stages of the COVID-19 pandemic. These shares were awarded on March 25, 2020, after the completion of the Company’s fiscal year-end audit and after the Compensation Committee certified that the 2019 VCIP goals had been attained. The number of shares awarded to each NEO was determined by dividing the aggregate value of such NEO’s bonus payable for fiscal year 2019 performance by the closing price of our stock on March 25, 2020, and vested immediately upon issuance. This compensation was included as Non-Equity Incentive Plan Compensation for fiscal year 2019 in the Summary Compensation Table, and accordingly was not included in the calculation of CAP for fiscal year 2020.

(5)	On April 10, 2020, the CEO and each of the NEOs elected to forego portions of base salary in respect of fiscal year 2020 as part of the Company’s strategic plan to respond to the initial stages of the COVID-19 pandemic. In lieu of such foregone base salary, the Compensation Committee determined to award the CEO and each of the NEOs a grant of restricted stock, which grant had an aggregate grant date fair value equal to the amount of such foregone salary. The restricted stock vested in full on December 28, 2020. This compensation was included as Base Salary for fiscal year 2020 in the Summary Compensation Table, and accordingly was not included in the stock award adjustment portion of the calculation of CAP for fiscal year 2020.
(6)	Pursuant to Item 402(v) of Regulation S-K, we determined Adjusted EPS to be the most important financial performance measure used to link company performance to CAP to our CEO and other NEOs in 2022, 2023 and 2024. This performance measure may not have been the most important financial performance measure for 2021 or 2020 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is included as a supplemental measure. See Annex A for a discussion of these non-GAAP measures.

(7)	Mr. Timothy J. FitzGerald is the only CEO reflected in the Pay Versus Performance Table. For fiscal years 2024 and 2023, Messrs. Mittelman, Pool, Spittle and Fuchsen are the other NEOs reflected in the Pay Versus Performance Table. For fiscal years 2022 and 2021, Messrs. Mittelman, Martin M. Lindsay, Pool, and Spittle are the other NEOs reflected in the Pay Versus Performance Table. For fiscal year 2020, Messrs. David Brewer, Mittelman and Lindsay are the other NEOs reflected in the Pay Versus Performance Table.

Named Executive Officers, Footnote

(7)	Mr. Timothy J. FitzGerald is the only CEO reflected in the Pay Versus Performance Table. For fiscal years 2024 and 2023, Messrs. Mittelman, Pool, Spittle and Fuchsen are the other NEOs reflected in the Pay Versus Performance Table. For fiscal years 2022 and 2021, Messrs. Mittelman, Martin M. Lindsay, Pool, and Spittle are the other NEOs reflected in the Pay Versus Performance Table. For fiscal year 2020, Messrs. David Brewer, Mittelman and Lindsay are the other NEOs reflected in the Pay Versus Performance Table.

Peer Group Issuers, Footnote		The peer group used in this Pay Versus Performance table is the Peer Group the Compensation Committee confirmed was appropriate as a reference for 2024 pay determinations, as further described in the Compensation Discussion & Analysis.
PEO Total Compensation Amount		$ 7,525,481	$ 8,434,879	$ 9,402,045	$ 9,406,995	$ 5,345,193
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 10,011,061	12,211,462	7,174,921	15,006,040	5,864,185	[4],[5]
Adjustment To PEO Compensation, Footnote [Text Block]

	2024
Adjustments	CEO	Average of Non-CEO NEOs
Total Compensation from SCT	$7,525,481	$2,787,733
Less, Change in Pension Value reported in SCT	$—	$—
Plus, service cost	$—	$—
Plus, prior service cost for plan amendment or new plan	$—	$—
Less, value of Stock Awards and Option Awards reported in SCT	$(6,343,205)	$(2,129,012)
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	$6,259,471	$2,100,907
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	$(1,100,928)	$(342,819)
Plus, change in year-end fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	$3,670,241	$1,297,241
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	$—	$—
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	$—	$—
Compensation Actually Paid	$10,011,061	$3,714,051

Non-PEO NEO Average Total Compensation Amount		$ 2,787,733	3,199,021	3,353,429	3,580,324	1,219,490
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 3,714,051	4,196,866	2,801,501	4,894,970	1,387,825	[4],[5]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2024
Adjustments	CEO	Average of Non-CEO NEOs
Total Compensation from SCT	$7,525,481	$2,787,733
Less, Change in Pension Value reported in SCT	$—	$—
Plus, service cost	$—	$—
Plus, prior service cost for plan amendment or new plan	$—	$—
Less, value of Stock Awards and Option Awards reported in SCT	$(6,343,205)	$(2,129,012)
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	$6,259,471	$2,100,907
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	$(1,100,928)	$(342,819)
Plus, change in year-end fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	$3,670,241	$1,297,241
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	$—	$—
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	$—	$—
Compensation Actually Paid	$10,011,061	$3,714,051

Compensation Actually Paid vs. Total Shareholder Return		Total Shareholder Return
Compensation Actually Paid vs. Net Income		Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid Versus Adjusted EPS
Total Shareholder Return Vs Peer Group		Total Shareholder Return
Tabular List, Table

Most Important Financial Measures

The table below contains an unranked list of the most important financial performance measures used to link compensation actually paid to the NEOs to Company performance. Measures that were used to link executive compensation to Company performance are further described in the Compensation Discussion & Analysis.

Most Important Financial Measures
EBITDA$
EBITDA%
Adjusted EPS Growth
Enterprise Value Growth (Less Net Debt) Per Share

Total Shareholder Return Amount		$ 123.68	134.38	122.26	179.66	117.71
Peer Group Total Shareholder Return Amount	[6]	178.16	161.25	126.65	146.22	116.37
Net Income (Loss) Attributable to Parent		$ 428,433,000	$ 400,882,000	$ 436,569,000	$ 488,492,000	$ 207,294,000
Company Selected Measure Amount | $ / shares	[7]	9.49	9.70	9.10	7.94	4.96
PEO Name		Mr. Timothy J. FitzGerald	Mr. Timothy J. FitzGerald	Mr. Timothy J. FitzGerald	Mr. Timothy J. FitzGerald	Mr. Timothy J. FitzGerald
Additional 402(v) Disclosure		Pursuant to Item 402(v) of Regulation S-K, we determined Adjusted EPS to be the most important financial performance measure used to link company performance to CAP to our CEO and other NEOs in 2022, 2023 and 2024. This performance measure may not have been the most important financial performance measure for 2021 or 2020 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is included as a supplemental measure. See Annex A for a discussion of these non-GAAP measures.
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,343,205)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,259,471
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,100,928)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,670,241
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,129,012)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,100,907
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(342,819)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,297,241
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure		Compensation Actually Paid Versus Adjusted EBITDA
Other Performance Measure, Amount	[7]	866,295,000	900,394,000	853,408,000	712,574,000	483,893,000
Measure Name		EBITDA$
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA%
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Value Growth (Less Net Debt) Per Share

[1]	Mr. Timothy J. FitzGerald is the only CEO reflected in the Pay Versus Performance Table. For fiscal years 2024 and 2023, Messrs. Mittelman, Pool, Spittle and Fuchsen are the other NEOs reflected in the Pay Versus Performance Table. For fiscal years 2022 and 2021, Messrs. Mittelman, Martin M. Lindsay, Pool, and Spittle are the other NEOs reflected in the Pay Versus Performance Table. For fiscal year 2020, Messrs. David Brewer, Mittelman and Lindsay are the other NEOs reflected in the Pay Versus Performance Table.
[2]	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to the CEO and average CAP to the non-CEO NEOs:
[3]	The “Compensation Actually Paid” amounts in these columns are calculated in the manner required by Item 402(v) of Regulation S-K. However, they do not represent the actual amount of compensation the Company considers to be earned by or paid to the NEOs during the applicable year. In particular, with respect to long-term equity incentive awards, “compensation actually paid” does not represent amounts actually paid to the NEO or necessarily the value that will ultimately be realized under long-term equity incentive awards. Rather, it primarily reflects the change in fair market value of equity awards during the applicable year, including for unvested awards subject to the achievement of performance targets in future years. Given the methodology under which CAP is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility and varying levels of projected and actual achievement with respect to PSU awards.
[4]	Amounts earned by our NEOs as annual cash-based incentive compensation for fiscal year 2019 were paid in shares of Middleby common stock to conserve cash as part of the Company’s strategic plan to respond to the initial stages of the COVID-19 pandemic. These shares were awarded on March 25, 2020, after the completion of the Company’s fiscal year-end audit and after the Compensation Committee certified that the 2019 VCIP goals had been attained. The number of shares awarded to each NEO was determined by dividing the aggregate value of such NEO’s bonus payable for fiscal year 2019 performance by the closing price of our stock on March 25, 2020, and vested immediately upon issuance. This compensation was included as Non-Equity Incentive Plan Compensation for fiscal year 2019 in the Summary Compensation Table, and accordingly was not included in the calculation of CAP for fiscal year 2020.
[5]	On April 10, 2020, the CEO and each of the NEOs elected to forego portions of base salary in respect of fiscal year 2020 as part of the Company’s strategic plan to respond to the initial stages of the COVID-19 pandemic. In lieu of such foregone base salary, the Compensation Committee determined to award the CEO and each of the NEOs a grant of restricted stock, which grant had an aggregate grant date fair value equal to the amount of such foregone salary. The restricted stock vested in full on December 28, 2020. This compensation was included as Base Salary for fiscal year 2020 in the Summary Compensation Table, and accordingly was not included in the stock award adjustment portion of the calculation of CAP for fiscal year 2020.
[6]	The peer group used in this Pay Versus Performance table is the Peer Group the Compensation Committee confirmed was appropriate as a reference for 2024 pay determinations, as further described in the Compensation Discussion & Analysis. The peer group used in this Pay Versus Performance table changed as compared with the peer group used last year in the Pay Versus Performance table. A detailed list of the peer group used in this Pay Versus Performance table is set forth in “” on page 32. The peer group consists of AMETEK, Inc., Carlisle Companies Incorporated, Crane Co., Dover Corporation, Flowserve Corporation, Graco Inc. Helen of Troy Limited, Hubbell Incorporated, IDEX Corporation, Ingersoll Rand Inc., ITT Inc., John Bean Technologies Corporation, Lincoln Electric Holdings, Inc., Nordson Corporation, Pentair plc, Regal Rexnord Corporation, Rockwell Automation, Inc., Snap-on Incorporated, The Timken Company, Woodward, Inc. and Xylem Inc. The peer group used in this Pay Versus Performance table added Dover Corporation and Regal Rexnord Corporation, as compared to the peer group used in the peer group used last year in the Pay Versus Performance table. The peer group TSR would have been $117.71, $179.66, $122.26, $134.38, and $123.68 for each of 2020, 2021, 2022, 2023, and 2024, respectively, had the 2023 CD&A peer group remained the same for 2024.
[7]	Pursuant to Item 402(v) of Regulation S-K, we determined Adjusted EPS to be the most important financial performance measure used to link company performance to CAP to our CEO and other NEOs in 2022, 2023 and 2024. This performance measure may not have been the most important financial performance measure for 2021 or 2020 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is included as a supplemental measure. See Annex A for a discussion of these non-GAAP measures.